Shares - Net income per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income available to common shareholders	$ 36,878	$ 15,286
Interest from convertible debentures (after tax)	3,590	1,792
Diluted net income available to common shareholders	$ 40,468	$ 17,078
Weighted average number of common shares (in shares)	25,444,374	24,991,517
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares (in shares)	1,898,645	2,394,824
Dilutive effect of stock options (in shares)	255,378	357,026
Weighted average number of diluted common shares (in shares)	32,843,211	31,427,791
Basic net income per share (in CAD per share)	$ 1.45	$ 0.61
Diluted net income per share (in CAD per share)	$ 1.23	$ 0.54
5.00% convertible debentures
Weighted-average effect of dilutive securities
Dilutive effect of convertible debentures (in shares)	1,647,487	0
5.50% convertible debentures
Weighted-average effect of dilutive securities
Dilutive effect of convertible debentures (in shares)	3,597,327	3,684,424
Stock options
Weighted-average effect of dilutive securities
Anti-dilutive awards not considered in computing diluted earnings per share (in shares)	0	14,247